Income Taxes (Reconciliation of the beginning and ending amounts of unrecognized tax benefits) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Opening Balance	$ 5,816	$ 5,445
Additions for tax positions of current year	234	771
Additions for tax positions of prior years	673	872
Reductions for tax positions of prior years	(761)	(1,140)
Settlements with tax authorities	(305)	(98)
Expiration on the statute of limitations	(38)	(34)
Closing Balance	$ 5,619	$ 5,816